Business Acquisition	12 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
BUSINESS ACQUISITION

NOTE 3 – BUSINESS ACQUISITION

Acquisition of Huanyu

On September 27, 2017, the Company made an investment of $0.15 million (RMB 1,000,000) for a 30% of equity interest in Huanyu which was accounted for as an equity method investment (Note 10).

On May 24, 2019, the Company purchased the remaining 70% equity interest of Huanyu for $0.07 million (RMB 462,000) and became the sole shareholder of Huanyu.

The transaction was accounted for as a business combination using the purchase method of accounting. As the business combination was achieved in stages, the Company remeasured its previously held 30% of equity interest in Huanyu at its acquisition date fair value of $152,312. A loss of $19,682 was recognized in subsidies and other income net in relation to the remeasurement. The valuation considered a discount for lack of control premium and lack of marketability applied to the fair value of the acquired business of Huanyu, which was determined using the income approach.

The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$79,156
Accounts receivable, net	87,674
Prepayments, deposits and other assets, net	7,707
Accounts payable and other current liabilities	(5,310)
Goodwill	50,045
Previous held equity interests	152,312
Cash consideration	66,960
Total consideration	$219,272

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S.GAAP, and comprise the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The goodwill is not tax deductible. No intangible assets were identified from the acquisition.

Pro forma financial information of Huanyu is not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.

Acquisition of Infogain

On August 20, 2018, CLPS SG acquired an 80% equity interest in Infogain located in Singapore from Sharma Devendra Prasad and Deepak Malhotra with the final purchase price of $0.4 million (or approximately 576,000 Singapore dollars).

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$6,843
Accounts receivable, net	458,943
Prepayments, deposits and other assets, net	14,454
Property and equipment, net	1,190
Intangible assets, net	337,685
Accounts payable and other current liabilities	(504,235)
Deferred tax liabilities	(57,406)
Non-controlling interests	(64,879)
Goodwill	227,506
Total consideration	$420,101

Identifiable intangible assets acquired include customer contracts, which were valued using an income approach and determined to carry estimated remaining useful lives of approximately three years.

The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of Infogain is not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.

Acquisition of Ridik Pte. and Ridik Consulting

On September 26, 2019, Qiner acquired an 80% equity interest in Ridik Pte. Ltd. ("Ridik Pte.") located in Singapore from third-party selling shareholders with the final purchase price of $2,462,580 (3,402,304 Singapore dollars), in the form of cash of $2,026,043 (2,799,180 Singapore dollars) and the Company's common shares valued at $436,537 (603,123 Singapore dollars), respectively. Ridik Sdn. Bhd. ("Ridik Sdn."), Ridik Software Solutions Pte. Ltd. ("Ridik Software Pte.") and Ridik Software Solutions Ltd. ("Ridik Software") are all subsidiaries of Ridik Pte.

The transactions were accounted for as business combinations using the purchase method of accounting. The purchase price allocations of the transactions were determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition dates. The most significant variables in the valuation are discount rates, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows.

The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$474,323
Accounts receivable, net	618,144
Prepayments, deposits and other assets, net	103,697
Property and equipment, net	1,493
Customer relationship	904,748
Short-term bank loans	(48,103)
Accounts payable and other current liabilities	(128,688)
Tax payables	(102,978)
Salaries and benefits payable	(431,548)
Long-term bank loans	(44,201)
Deferred tax liabilities	(162,855)
Non-controlling interests	(411,351)
Goodwill	1,689,899
Total consideration	$2,462,580

Identifiable intangible assets acquired included customer relationship, which was valued using an income approach and determined to carry estimated remaining useful life of approximately ten years.

On January 6, 2020, Ridik Pte. acquired 100% equity interest in Ridik Consulting Private Limited ("Ridik Consulting") from third-party selling shareholders with the final purchase price of $5,520 (396,700 Indian Rupees). The fair value of the net liabilities acquired was $3,839 (275,800 Indian Rupees) and goodwill was recognized at $9,359 (672,500 Indian Rupees).

The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of Ridik Pte. and Ridik Consulting are not presented as the effects of the acquisition on the Company's consolidated financial statements were not material.